American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2023

Mid Cap Value - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 1.9%
General Dynamics Corp.	154,292	33,195,924
Huntington Ingalls Industries, Inc.	635,646	144,673,029
		177,868,953
Automobile Components — 2.1%
Aptiv PLC(1)	317,127	32,375,495
BorgWarner, Inc.	2,016,037	98,604,370
Cie Generale des Etablissements Michelin SCA	2,210,937	65,402,448
		196,382,313
Banks — 3.9%
Capitol Federal Financial, Inc.	4,167,310	25,712,303
Comerica, Inc.	107,011	4,532,986
First Hawaiian, Inc.	5,051,917	90,985,025
Prosperity Bancshares, Inc.	945,421	53,397,378
Truist Financial Corp.	3,407,032	103,403,421
U.S. Bancorp	1,827,373	60,376,404
Westamerica BanCorp	679,780	26,035,574
		364,443,091
Building Products — 1.3%
Cie de Saint-Gobain(2)	1,959,598	119,312,790
Capital Markets — 6.6%
Bank of New York Mellon Corp.	4,440,363	197,684,961
Charles Schwab Corp.	1,338,656	75,875,022
Northern Trust Corp.	2,866,548	212,525,869
T. Rowe Price Group, Inc.	1,199,010	134,313,100
		620,398,952
Chemicals — 1.8%
Akzo Nobel NV	1,624,199	132,783,409
Axalta Coating Systems Ltd.(1)	1,056,704	34,670,458
		167,453,867
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	300,933	46,093,908
Communications Equipment — 1.9%
F5, Inc.(1)	740,086	108,244,978
Juniper Networks, Inc.	2,391,559	74,927,544
		183,172,522
Construction and Engineering — 1.1%
Vinci SA	916,870	106,536,095
Consumer Staples Distribution & Retail — 3.6%
Dollar Tree, Inc.(1)	1,077,954	154,686,399
Koninklijke Ahold Delhaize NV	5,544,463	189,027,454
		343,713,853
Containers and Packaging — 3.4%
Amcor PLC	11,488,975	114,659,971
Packaging Corp. of America	1,205,915	159,373,726
Sonoco Products Co.	730,294	43,101,952
		317,135,649
Diversified REITs — 0.5%
WP Carey, Inc.	742,271	50,147,829

Diversified Telecommunication Services — 0.3%
BCE, Inc.	518,445	23,637,726
Electric Utilities — 5.9%
Duke Energy Corp.	1,391,069	124,834,532
Edison International	3,002,213	208,503,693
Evergy, Inc.	1,393,388	81,401,727
Eversource Energy	973,186	69,018,351
Pinnacle West Capital Corp.	933,857	76,071,991
		559,830,294
Electrical Equipment — 3.3%
Emerson Electric Co.	2,002,841	181,036,798
Legrand SA	387,808	38,472,047
nVent Electric PLC	1,849,453	95,561,237
		315,070,082
Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	1,219,785	42,741,266
TE Connectivity Ltd.	713,025	99,937,584
		142,678,850
Energy Equipment and Services — 1.1%
Baker Hughes Co.	3,285,432	103,852,506
Entertainment — 0.6%
Electronic Arts, Inc.	400,099	51,892,840
Food Products — 2.9%
Conagra Brands, Inc.	6,023,773	203,121,625
J M Smucker Co.	455,998	67,337,225
		270,458,850
Gas Utilities — 2.2%
Atmos Energy Corp.	442,217	51,447,526
Spire, Inc.	2,510,472	159,264,343
		210,711,869
Ground Transportation — 0.7%
Heartland Express, Inc.(3)	4,076,964	66,902,979
Health Care Equipment and Supplies — 5.4%
Becton Dickinson & Co.	186,141	49,143,085
DENTSPLY SIRONA, Inc.	1,444,580	57,812,092
Embecta Corp.	2,255,442	48,717,547
Envista Holdings Corp.(1)	2,107,211	71,308,020
Hologic, Inc.(1)	372,919	30,195,252
Smith & Nephew PLC, ADR(2)	330,733	10,666,139
Zimmer Biomet Holdings, Inc.	1,654,436	240,885,882
		508,728,017
Health Care Providers and Services — 9.1%
AmerisourceBergen Corp.	496,073	95,459,327
Cardinal Health, Inc.	961,487	90,927,826
Centene Corp.(1)	1,085,623	73,225,271
Henry Schein, Inc.(1)	2,240,152	181,676,327
Laboratory Corp. of America Holdings	512,669	123,722,410
Quest Diagnostics, Inc.	1,067,141	149,997,339
Universal Health Services, Inc., Class B	885,212	139,659,897
		854,668,397
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	5,506,295	110,676,529
Hotels, Restaurants and Leisure — 0.3%
Sodexo SA	219,837	24,207,862

Household Products — 2.4%
Henkel AG & Co. KGaA, Preference Shares	1,083,974	86,692,198
Kimberly-Clark Corp.	983,817	135,825,775
		222,517,973
Insurance — 7.1%
Aflac, Inc.	1,530,668	106,840,626
Allstate Corp.	1,918,119	209,151,696
Hanover Insurance Group, Inc.	674,521	76,241,109
Reinsurance Group of America, Inc.	882,453	122,387,407
Willis Towers Watson PLC	634,949	149,530,489
		664,151,327
IT Services — 1.3%
Amdocs Ltd.	1,238,969	122,472,086
Machinery — 3.1%
Cummins, Inc.	271,342	66,522,205
IMI PLC	2,194,506	45,777,624
Oshkosh Corp.	2,091,953	181,142,210
		293,442,039
Media — 2.7%
Fox Corp., Class B	3,663,598	116,832,140
Interpublic Group of Cos., Inc.	2,288,723	88,298,934
Omnicom Group, Inc.	482,228	45,883,994
		251,015,068
Multi-Utilities — 1.5%
NorthWestern Corp.	2,549,385	144,703,093
Oil, Gas and Consumable Fuels — 4.0%
Devon Energy Corp.	1,413,233	68,315,683
Diamondback Energy, Inc.	545,637	71,674,876
Enterprise Products Partners LP	5,845,922	154,040,045
EQT Corp.	2,099,566	86,355,150
		380,385,754
Passenger Airlines — 1.7%
Southwest Airlines Co.	4,416,109	159,907,307
Residential REITs — 1.1%
Essex Property Trust, Inc.	459,179	107,585,640
Retail REITs — 2.7%
Realty Income Corp.	2,300,287	137,534,159
Regency Centers Corp.	1,957,514	120,915,640
		258,449,799
Semiconductors and Semiconductor Equipment — 0.4%
Teradyne, Inc.	308,730	34,370,911
Specialized REITs — 1.7%
Equinix, Inc.	23,820	18,673,451
Public Storage	323,291	94,362,177
VICI Properties, Inc.	755,085	23,732,322
Weyerhaeuser Co.	808,352	27,087,875
		163,855,825
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	2,970,535	91,225,130
Trading Companies and Distributors — 2.7%
Beacon Roofing Supply, Inc.(1)	854,476	70,904,418
Bunzl PLC	1,234,964	47,062,053
MSC Industrial Direct Co., Inc., Class A	1,480,263	141,039,459
		259,005,930
TOTAL COMMON STOCKS (Cost $8,231,835,103)		9,089,064,505

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Mid-Cap Value ETF(2) (Cost $111,411,445)	1,126,221	123,704,115
SHORT-TERM INVESTMENTS — 2.3%
Discount Notes(4) — 0.6%
Federal Home Loan Bank Discount Notes, 4.93%, 7/3/23	55,000,000	55,000,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class†	268,980	268,980
State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,043,925	1,043,925
		1,312,905
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $26,051,919), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $25,394,442)		25,383,823
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00% -3.75%, 8/15/41 - 11/15/41, valued at $140,387,719), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $137,692,807)		137,635,000
		163,018,823
TOTAL SHORT-TERM INVESTMENTS (Cost $219,317,061)		219,331,728
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $8,562,563,609)		9,432,100,348
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,756,512)
TOTAL NET ASSETS — 100.0%		$9,420,343,836

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,155,744	CAD	2,851,951	Goldman Sachs & Co.	9/29/23	$50
USD	3,140,924	CAD	4,164,353	Goldman Sachs & Co.	9/29/23	(6,771)
USD	9,267,630	CAD	12,261,075	Goldman Sachs & Co.	9/29/23	(106)
USD	162,270,885	EUR	147,898,547	Bank of America N.A.	9/29/23	192,987
USD	314,721,063	EUR	287,112,340	JPMorgan Chase Bank N.A.	9/29/23	82,649
USD	162,282,864	EUR	147,898,547	Morgan Stanley	9/29/23	204,967
USD	73,243,120	GBP	57,640,046	Bank of America N.A.	9/29/23	26,352
USD	2,401,416	GBP	1,898,097	Bank of America N.A.	9/29/23	(9,626)
USD	6,719,575	GBP	5,323,195	Bank of America N.A.	9/29/23	(42,167)
USD	3,574,899	GBP	2,812,689	Bank of America N.A.	9/29/23	2,106
						$450,441

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,378,521. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,422,547, which includes securities collateral of $1,378,622.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$130,979,865	$65,402,448	—
Building Products	—	119,312,790	—
Chemicals	34,670,458	132,783,409	—
Construction and Engineering	—	106,536,095	—
Consumer Staples Distribution & Retail	154,686,399	189,027,454	—
Diversified Telecommunication Services	—	23,637,726	—
Electrical Equipment	276,598,035	38,472,047	—
Hotels, Restaurants and Leisure	—	24,207,862	—
Household Products	135,825,775	86,692,198	—
Machinery	247,664,415	45,777,624	—
Trading Companies and Distributors	211,943,877	47,062,053	—
Other Industries	7,017,783,975	—	—
Exchange-Traded Funds	123,704,115	—	—
Short-Term Investments	1,312,905	218,018,823	—
	$8,335,169,819	$1,096,930,529	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$509,111	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$58,670	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$65,126	—	$222	$1,999	$66,903	4,077	$(8)	$82
Spire, Inc.(1)	185,263	—	9,896	(16,103)	(1)	(1)	(1,245)	1,818
	$250,389	—	$10,118	$(14,104)	$66,903	4,077	$(1,253)	$1,900
(1)Company was not an affiliate at June 30, 2023.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.